Financial Instruments - Pre Tax Gains losses on Consolidated Statements of Operation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income ((Effective Portion)	$ 208	$ (72)	$ (22)
Interest rate derivatives-accumulated other comprehensive ((Effective Portion)	(7)	(23)	(65)
Interest expense [Member]
Fair Value Hedges
Interest rate derivatives	(45)	17	76
Gains/(losses) on hedged items	45	(17)	(75)
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (Effective Portion)	(14)	(19)	(28)
Not Designated as Hedges
Non Designated as Hedges, Interest rate derivatives			(1)
Sales Revenue, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	15	(55)	(18)
Cost of goods sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	7	(68)	19
Other, net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (Effective Portion)	59	(7)	3
Not Designated as Hedges
Non Designated as Hedges, Foreign exchange contracts	$ 64	$ (12)	$ (29)